Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	General Partner [Member]	General Partner [Member] Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Total	Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Balance at Dec. 31, 2008	$ 133,141,833	$ 145,023,184	$ 170,429,845	$ 1,352,349	$ 1,475,280	$ 1,733,103	$ 134,494,182	$ 146,498,464	$ 172,162,948
Balance (in units) at Dec. 31, 2008							10,331,687.713	13,466,174.194	7,659,574.162
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(13,844,272)	(12,365,225)	(24,719,262)	(140,285)	(127,302)	(253,961)	(13,984,557)	(12,492,527)	(24,973,223)
Redemptions	(28,141,750)	(38,881,062)	(33,733,947)	(280,699)	(395,372)	(342,048)	(28,422,449)	(39,276,434)	(34,075,995)
Redemptions (in units)							(2,281,133.056)	(3,791,707.725)	(1,617,767.964)
Balance at Dec. 31, 2009	91,155,811	93,776,897	111,976,636	931,365	952,606	1,137,094	92,087,176	94,729,503	113,113,730
Balance (in units) at Dec. 31, 2009							8,050,554.657	9,674,466.469	6,041,806.198
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	7,136,913	5,668,654	10,821,260	73,588	59,458	112,886	7,210,501	5,728,112	10,934,146
Redemptions	(18,410,909)	(18,637,105)	(16,886,612)	(112,428)	(134,469)	(92,119)	(18,523,337)	(18,771,574)	(16,978,731)
Redemptions (in units)							(1,547,532.904)	(1,958,082.547)	(872,165.267)
Balance at Dec. 31, 2010	79,881,815	80,808,446	105,911,284	892,525	877,595	1,157,861	80,774,340	81,686,041	107,069,145
Balance (in units) at Dec. 31, 2010							6,503,021.753	7,716,383.922	5,169,640.931
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	1,254,790	(5,354,560)	1,057,020	14,595	(61,966)	12,896	1,269,385	(5,416,526)	1,069,916
Redemptions	(12,495,683)	(17,060,643)	(14,293,505)	0	(100,094)	(99,988)	(12,495,683)	(17,160,737)	(14,393,493)
Redemptions (in units)							(993,900.324)	(1,669,323.158)	(693,201.784)
Balance at Dec. 31, 2011	$ 68,640,922	$ 58,393,243	$ 92,674,799	$ 907,120	$ 715,535	$ 1,070,769	$ 69,548,042	$ 59,108,778	$ 93,745,568
Balance (in units) at Dec. 31, 2011							5,509,121.429	6,047,060.764	4,476,439.147